American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2022

American Century Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.5%
Aerospace and Defense — 0.7%
Boeing Co., 2.20%, 2/4/26	784,000	718,774
Boeing Co., 5.15%, 5/1/30	250,000	248,809
		967,583
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31(1)	452,000	368,570
Airlines — 1.4%
Air Canada, 3.875%, 8/15/26(1)	700,000	653,398
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	383,000	379,285
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	355,000	354,779
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	758,620	735,703
		2,123,165
Automobiles — 1.2%
General Motors Financial Co., Inc., 1.20%, 10/15/24	1,000,000	944,855
General Motors Financial Co., Inc., 3.80%, 4/7/25	400,000	399,889
General Motors Financial Co., Inc., 2.70%, 6/10/31(2)	492,000	406,597
		1,751,341
Banks — 21.7%
Banco Santander SA, VRN, 1.72%, 9/14/27	800,000	712,848
Bank of America Corp., VRN, 3.38%, 4/2/26	145,000	142,968
Bank of America Corp., VRN, 1.32%, 6/19/26	2,250,000	2,077,993
Bank of America Corp., VRN, 2.55%, 2/4/28	330,000	308,289
Bank of America Corp., VRN, 2.88%, 10/22/30	864,000	781,186
Bank of America Corp., VRN, 4.57%, 4/27/33	435,000	439,806
Bank of America Corp., VRN, 2.48%, 9/21/36	200,000	162,118
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	600,000	531,090
Bank of Montreal, 3.70%, 6/7/25(3)	189,000	189,586
Bank of Nova Scotia, 3.45%, 4/11/25	212,000	211,373
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	693,000	662,875
BPCE SA, 4.50%, 3/15/25(1)	1,392,000	1,393,962
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25(2)	565,000	562,552
Citigroup, Inc., VRN, 2.01%, 1/25/26	1,138,000	1,083,795
Citigroup, Inc., VRN, 3.07%, 2/24/28	544,000	519,023
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,391,000	2,303,126
Discover Bank, 2.45%, 9/12/24	380,000	371,406
Discover Bank, VRN, 4.68%, 8/9/28	775,000	775,145
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	278,000	276,168
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24(2)	515,000	517,587
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	605,000	592,364
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	518,000	499,530
HSBC Holdings PLC, VRN, 2.10%, 6/4/26	2,000,000	1,881,240
HSBC Holdings PLC, VRN, 4.76%, 6/9/28(3)	390,000	391,131
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	1,141,000	1,085,790
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	91,000	91,669
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	930,000	885,280
JPMorgan Chase & Co., VRN, 4.32%, 4/26/28	1,200,000	1,211,252
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	830,000	734,527
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	940,000	828,847
National Australia Bank Ltd., 2.33%, 8/21/30(1)	835,000	686,490

NatWest Group PLC, 5.125%, 5/28/24	924,000	939,648
Nordea Bank Abp, 3.60%, 6/6/25(1)(3)	235,000	235,212
Royal Bank of Canada, 3.375%, 4/14/25(2)	500,000	499,541
Santander UK Group Holdings PLC, 4.75%, 9/15/25(1)	500,000	501,711
Societe Generale SA, 5.00%, 1/17/24(1)	765,000	776,091
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	1,070,000	1,009,083
Swedbank AB, 3.36%, 4/4/25(1)	200,000	199,293
UniCredit SpA, 7.83%, 12/4/23(1)	475,000	498,210
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	500,000	454,364
US Bancorp, VRN, 2.49%, 11/3/36	928,000	776,769
Wells Fargo & Co., VRN, 3.53%, 3/24/28	1,505,000	1,464,043
Wells Fargo & Co., VRN, 3.35%, 3/2/33	440,000	406,325
Westpac Banking Corp., VRN, 2.89%, 2/4/30	1,500,000	1,436,509
		32,107,815
Beverages — 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	1,237,000	1,239,989
Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	500,000	470,510
CSL Finance PLC, 3.85%, 4/27/27(1)(2)	416,000	417,241
		887,751
Capital Markets — 10.1%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	369,000	326,964
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)	284,000	251,457
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	232,000	193,890
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	226,000	180,168
Cantor Fitzgerald LP, 4.50%, 4/14/27(1)	626,000	612,312
Deutsche Bank AG, VRN, 3.96%, 11/26/25	850,000	837,179
Deutsche Bank AG, VRN, 2.31%, 11/16/27	308,000	272,956
Deutsche Bank AG, VRN, 4.30%, 5/24/28	759,000	732,413
FS KKR Capital Corp., 4.25%, 2/14/25(1)	116,000	111,570
FS KKR Capital Corp., 3.125%, 10/12/28	363,000	310,803
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	593,000	558,718
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,628,000	1,583,896
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,592,000	1,453,037
Goldman Sachs Group, Inc., VRN, 3.69%, 6/5/28	996,000	970,448
Hercules Capital, Inc., 2.625%, 9/16/26	571,000	512,300
Hercules Capital, Inc., 3.375%, 1/20/27(2)	40,000	36,337
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	136,567
Morgan Stanley, VRN, 1.16%, 10/21/25	533,000	501,957
Morgan Stanley, VRN, 2.63%, 2/18/26	1,026,000	994,332
Morgan Stanley, VRN, 1.59%, 5/4/27	2,250,000	2,050,048
Owl Rock Capital Corp., 3.40%, 7/15/26	716,000	660,893
Owl Rock Capital Corp., 2.625%, 1/15/27	540,000	471,909
Owl Rock Core Income Corp., 5.50%, 3/21/25(1)	27,000	26,486
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	397,000	352,646
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	168,000	169,871
Prospect Capital Corp., 3.44%, 10/15/28	84,000	69,022
State Street Corp., VRN, 4.42%, 5/13/33	62,000	63,120
UBS Group AG, VRN, 4.49%, 5/12/26(1)	377,000	381,038
UBS Group AG, VRN, 4.75%, 5/12/28(1)	73,000	74,046
		14,896,383
Commercial Services and Supplies — 0.9%
Republic Services, Inc., 2.90%, 7/1/26	1,000,000	968,832
Waste Connections, Inc., 3.20%, 6/1/32	424,000	392,436
		1,361,268

Construction and Engineering — 0.4%
Quanta Services, Inc., 2.35%, 1/15/32	650,000	526,810
Construction Materials — 0.8%
Eagle Materials, Inc., 2.50%, 7/1/31	911,000	756,837
Martin Marietta Materials, Inc., 2.40%, 7/15/31	580,000	489,517
		1,246,354
Consumer Finance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	319,000	280,106
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	857,000	766,362
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	106,000	91,646
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	348,000	300,927
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	510,000	491,844
Capital One Financial Corp., VRN, 4.93%, 5/10/28	137,000	139,273
SLM Corp., 3.125%, 11/2/26	318,000	295,769
		2,365,927
Containers and Packaging — 0.6%
Berry Global, Inc., 0.95%, 2/15/24	518,000	493,050
Sonoco Products Co., 2.25%, 2/1/27	481,000	444,718
		937,768
Diversified Financial Services — 1.7%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	217,146
Antares Holdings LP, 3.75%, 7/15/27(1)	405,000	362,738
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	700,000	682,518
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	314,000	301,561
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900,000	888,773
		2,452,736
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 4.10%, 2/15/28	1,000,000	1,009,544
AT&T, Inc., 4.35%, 3/1/29	915,000	926,935
Telecom Italia SpA, 5.30%, 5/30/24(1)	425,000	431,743
Verizon Communications, Inc., 4.33%, 9/21/28	1,585,000	1,614,163
		3,982,385
Electric Utilities — 3.4%
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,245,000	1,112,836
Duke Energy Corp., 2.55%, 6/15/31	850,000	728,801
Exelon Corp., 2.75%, 3/15/27(1)(2)	740,000	703,532
MidAmerican Energy Co., 3.65%, 4/15/29	1,200,000	1,187,914
NRG Energy, Inc., 2.00%, 12/2/25(1)	538,000	502,010
Public Service Electric & Gas Co., 3.10%, 3/15/32(2)	338,000	316,327
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	500,000	503,705
		5,055,125
Electronic Equipment, Instruments and Components — 0.8%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,233,000	1,179,533
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)(2)	400,000	348,970
Entertainment — 1.6%
Magallanes, Inc., 3.64%, 3/15/25(1)	335,000	331,003
Magallanes, Inc., 3.76%, 3/15/27(1)	633,000	615,145
Netflix, Inc., 5.875%, 2/15/25	260,000	271,708
Netflix, Inc., 3.625%, 6/15/25(1)(2)	180,000	177,063
Netflix, Inc., 4.875%, 4/15/28	85,000	84,382
Netflix, Inc., 5.875%, 11/15/28	330,000	342,600
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	520,000	517,285
		2,339,186

Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp., 3.65%, 3/15/27	135,000	131,458
American Tower Corp., 3.95%, 3/15/29	575,000	548,171
Broadstone Net Lease LLC, 2.60%, 9/15/31	359,000	301,768
Camden Property Trust, 4.10%, 10/15/28	500,000	503,651
EPR Properties, 4.75%, 12/15/26	720,000	705,500
EPR Properties, 3.60%, 11/15/31	59,000	49,676
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,093,000	1,097,596
Mid-America Apartments LP, 3.60%, 6/1/27	480,000	468,771
National Retail Properties, Inc., 4.30%, 10/15/28(2)	680,000	677,416
Office Properties Income Trust, 2.65%, 6/15/26	900,000	796,837
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	218,000	180,020
STORE Capital Corp., 2.70%, 12/1/31	162,000	134,383
VICI Properties LP, 4.375%, 5/15/25	500,000	498,393
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	442,823
		6,536,463
Food and Staples Retailing — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	505,000	503,808
Sysco Corp., 3.30%, 7/15/26	1,414,000	1,395,124
Walmart, Inc., 1.05%, 9/17/26(2)	800,000	735,204
Walmart, Inc., 1.50%, 9/22/28	980,000	874,506
		3,508,642
Food Products — 0.7%
Kraft Heinz Foods Co., 5.00%, 6/4/42	537,000	516,156
Mondelez International, Inc., 2.625%, 3/17/27	475,000	453,316
		969,472
Gas Utilities — 0.6%
Southern California Gas Co., 2.95%, 4/15/27	990,000	958,143
Health Care Equipment and Supplies — 1.1%
Baxter International, Inc., 1.92%, 2/1/27(1)	900,000	824,538
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	858,542
		1,683,080
Health Care Providers and Services — 3.0%
Centene Corp., 4.25%, 12/15/27	712,000	709,519
Cigna Corp., 1.25%, 3/15/26	1,016,000	930,663
HCA, Inc., 3.125%, 3/15/27(1)	391,000	372,718
Humana, Inc., 3.70%, 3/23/29	1,000,000	977,888
Roche Holdings, Inc., 2.31%, 3/10/27(1)	600,000	571,546
Universal Health Services, Inc., 1.65%, 9/1/26(1)	908,000	812,902
		4,375,236
Hotels, Restaurants and Leisure — 0.7%
Marriott International, Inc., 4.625%, 6/15/30	968,000	959,646
Household Durables — 0.4%
Safehold Operating Partnership LP, 2.85%, 1/15/32	635,000	526,926
Insurance — 4.8%
Athene Global Funding, 3.21%, 3/8/27(1)	453,000	424,777
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	563,000	497,261
CNO Global Funding, 1.65%, 1/6/25(1)	454,000	434,592
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)(2)	1,457,000	1,320,020
GA Global Funding Trust, 2.90%, 1/6/32(1)	75,000	64,584
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	545,000	461,430
Guardian Life Global Funding, 1.625%, 9/16/28(1)	383,000	326,373
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	520,000	472,369
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,400,000	1,292,615

RGA Global Funding, 2.70%, 1/18/29(1)	775,000	702,591
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	302,000	285,948
SBL Holdings, Inc., 5.125%, 11/13/26(1)	782,000	776,421
		7,058,981
IT Services — 0.2%
Global Payments, Inc., 3.75%, 6/1/23	261,000	262,266
Machinery — 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	767,000	772,638
Media — 1.5%
DISH DBS Corp., 7.75%, 7/1/26	672,000	575,736
Paramount Global, 4.75%, 5/15/25	293,000	300,708
Paramount Global, 4.20%, 6/1/29(2)	520,000	506,887
WPP Finance 2010, 3.75%, 9/19/24	780,000	782,582
		2,165,913
Metals and Mining — 1.3%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	961,000	930,883
Glencore Funding LLC, 2.625%, 9/23/31(1)	760,000	638,360
Nucor Corp., 3.125%, 4/1/32	120,000	108,604
South32 Treasury Ltd., 4.35%, 4/14/32(1)	275,000	264,140
		1,941,987
Multi-Utilities — 2.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	362,650
Ameren Corp., 1.75%, 3/15/28	750,000	664,519
Ameren Corp., 3.50%, 1/15/31	356,000	333,491
CenterPoint Energy, Inc., 2.65%, 6/1/31	571,000	497,738
NiSource, Inc., 3.49%, 5/15/27	644,000	630,026
WEC Energy Group, Inc., 1.375%, 10/15/27(2)	1,314,000	1,155,473
		3,643,897
Multiline Retail — 0.3%
Dollar Tree, Inc., 2.65%, 12/1/31	530,000	449,828
Oil, Gas and Consumable Fuels — 6.1%
BP Capital Markets America, Inc., 3.94%, 9/21/28	502,000	504,089
Cenovus Energy, Inc., 2.65%, 1/15/32(2)	300,000	258,529
Continental Resources, Inc., 2.27%, 11/15/26(1)	376,000	345,463
Continental Resources, Inc., 2.875%, 4/1/32(1)	259,000	217,502
Enbridge, Inc., 1.60%, 10/4/26	1,401,000	1,275,106
Energy Transfer LP, 3.60%, 2/1/23	558,000	558,973
Energy Transfer LP, 5.25%, 4/15/29	946,000	968,946
Hess Corp., 3.50%, 7/15/24	346,000	344,849
HF Sinclair Corp., 2.625%, 10/1/23(1)	425,000	414,934
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	1,011,000	1,068,938
Southwestern Energy Co., 5.375%, 3/15/30	1,003,000	1,016,716
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	625,000	579,196
Williams Cos., Inc., 4.55%, 6/24/24	1,480,000	1,505,238
		9,058,479
Personal Products — 0.3%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(1)	481,000	475,940
Pharmaceuticals — 1.8%
Merck & Co., Inc., 1.70%, 6/10/27	460,000	426,610
Royalty Pharma PLC, 1.20%, 9/2/25	1,019,000	934,879
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	690,000	674,930
Viatris, Inc., 1.65%, 6/22/25	600,000	553,708
		2,590,127
Real Estate Management and Development — 0.8%
Essential Properties LP, 2.95%, 7/15/31	342,000	279,289

Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)	201,000	175,605
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)(2)	743,000	739,385
		1,194,279
Road and Rail — 1.4%
DAE Funding LLC, 1.55%, 8/1/24(1)	436,000	406,171
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	491,591
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,152,221
		2,049,983
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	573,000	564,226
Broadcom, Inc., 4.00%, 4/15/29(1)	290,000	276,862
Microchip Technology, Inc., 4.25%, 9/1/25	1,270,000	1,264,625
Qorvo, Inc., 4.375%, 10/15/29	465,000	436,898
		2,542,611
Software — 0.2%
VMware, Inc., 3.90%, 8/21/27	330,000	324,528
Specialty Retail — 1.0%
AutoNation, Inc., 1.95%, 8/1/28	205,000	175,632
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	555,000	463,225
Home Depot, Inc., 2.70%, 4/15/25	192,000	191,366
Lowe's Cos., Inc., 3.35%, 4/1/27	157,000	154,208
Lowe's Cos., Inc., 2.625%, 4/1/31	510,000	449,485
		1,433,916
Technology Hardware, Storage and Peripherals — 1.2%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,122,000	1,146,267
HP, Inc., 4.20%, 4/15/32	346,000	322,787
Seagate HDD Cayman, 4.875%, 3/1/24	312,000	321,393
		1,790,447
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	700,000	677,155
Trading Companies and Distributors — 1.2%
Air Lease Corp., 3.625%, 4/1/27	807,000	766,280
Aircastle Ltd., 4.125%, 5/1/24	526,000	519,973
Aircastle Ltd., 5.25%, 8/11/25(1)	560,000	559,127
		1,845,380
Water Utilities — 0.4%
American Water Capital Corp., 4.45%, 6/1/32	580,000	594,138
Wireless Telecommunication Services — 1.1%
Sprint Corp., 7.625%, 2/15/25	395,000	427,959
T-Mobile USA, Inc., 4.75%, 2/1/28	1,132,000	1,136,998
		1,564,957
TOTAL CORPORATE BONDS (Cost $147,993,903)		138,093,717
U.S. TREASURY SECURITIES — 1.7%
U.S. Treasury Notes, 1.00%, 12/15/24	800,000	767,531
U.S. Treasury Notes, 1.50%, 2/15/25	200,000	193,711
U.S. Treasury Notes, 1.875%, 2/28/27	1,000,000	958,066
U.S. Treasury Notes, 1.875%, 2/28/29	540,000	507,400
TOTAL U.S. TREASURY SECURITIES (Cost $2,527,723)		2,426,708
MUNICIPAL SECURITIES — 0.3%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,841)	515,000	447,836

SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,844,783	4,844,783
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,745,903	3,745,903
TOTAL SHORT-TERM INVESTMENTS (Cost $8,590,686)		8,590,686
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $159,630,153)		149,558,947
OTHER ASSETS AND LIABILITIES — (1.3)%		(1,920,765)
TOTAL NET ASSETS — 100.0%		$147,638,182

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	28	September 2022	$5,910,844	$(5,195)
U.S. Treasury 10-Year Notes	79	September 2022	9,436,797	(55,740)
U.S. Treasury 10-Year Ultra Notes	23	September 2022	2,955,141	(28,689)
			$18,302,782	$(89,624)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	114	September 2022	$12,876,656	$59,777
U.S. Treasury Long Bonds	7	September 2022	976,063	9,506
U.S. Treasury Ultra Bonds	1	September 2022	155,750	3,290
			$14,008,469	$72,573
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$4,443,000	$(191,522)	$30,572	$(160,950)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $35,615,104, which represented 24.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,645,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,745,903.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	138,093,717	—
U.S. Treasury Securities	—	2,426,708	—
Municipal Securities	—	447,836	—
Short-Term Investments	8,590,686	—	—
	8,590,686	140,968,261	—
Other Financial Instruments
Futures Contracts	72,573	—	—

Liabilities
Other Financial Instruments
Futures Contracts	89,624	—	—
Swap Agreements	—	160,950	—
	89,624	160,950	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.